Interests in Other Entities	12 Months Ended
Jun. 30, 2024
Interests in Other Entities [Abstract]
Interests in other entities

Note 10. Interests in other entities

(a) Material subsidiaries

The Company’s subsidiaries at 30 June 2024 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Company, and the proportion of ownership interests held equals the voting rights held by the Company. The country of incorporation or registration is also their principal place of business.

		Percentage of Ownership
	Country of Incorporation	30 June 2024	30 June 2023

Parent Entity:
Immuron Limited	Australia	—	—

Subsidiaries of Immuron Limited:
Immuron Inc.	USA	100%	100%
Anadis EPS Pty Ltd	Australia	100%	100%
IMC Canada Ltd.	Canada	100%	100%

(b) Interests in associates

Immuron acquired 17.5% interest in Ateria Health Limited (Ateria) on 25 November 2022 with cash consideration. Ateria is a U.K. based company that has developed ground-breaking product for the treatment of irritable bowel syndrome (IBS). The strategic investment advances Immuron’s objective to enter the broader IBS market with leading products and strengthen the distribution of Immuron’s Travelan® products through B2C online platforms and pharmacy and retail channels (B2B) in target markets. Ateria has the same financial year end date of 30 June as that of Immuron. On 22 February 2024, Immuron received 471,306 shares in Ateria upon satisfying performance milestones. This increased Immuron’s interest in Ateria to 23.6%. Steve Lydeamore resigned from the Ateria Board of Directors on 1 May 2024.’

Impairment

In 2024, it became clear that Ateria was under significant financial difficulty. In 2024, the impairment loss of $1,456,019 represented the write-down of the Companyʼs investment in Ateria. This was recognised in the statement of profit and loss as Share of loss from associates. The recoverable amount of $0 as at 30 June 2024 was based on value in use. In determining the value in use for the investment, a discounted cash flow (DCF) model and Terminal Value valuation was used. As the current full year EBITDA is negative, no positive value can be attributed to the investment in Ateria using a DCF model.

A DCF model plus Terminal Value with a positive valuation requires evidence of Ateriaʼs ability to turn the business around from loss to profit. The Company determined it has insufficent evidence of Ateria’s ability to achieve profitability and therefore determined to impair the investment in full.

Name of entity	Place of business/ country of incorporation	Ownership interest held by the group
		2024%	2023%
Ateria Health Limited	United Kingdom	23.6	17.5

(i) Summarised financial information for associates

	30 June 2024	30 June 2023
The group’s share of loss for the period	(1,456,019)	(324,340)

Recognised in:	Note	30 June 2024	30 June 2023
Share of loss for the period - 23.6% (2023: 17.5%)		(291,711)	(324,340)
Impairment of investment in associate	8(c)(i)	(1,164,308)
		(1,456,019)	(324,340)

Reconciliation of the consolidated entity’s carrying amount	2024 $	2023 $
Opening carrying amount	159,066	-
Initial Investment in Ateria Health Limited	-	404,117
Acquisition of shares (Note 8(c) (iii))	1,195,350	79,289
Share of loss in Ateria for the period	(190,108)	(324,340)
Impairment of investment in Ateria	(1,164,308)	-
	-	159,066